16. CONCESSION FINANCIAL AND SECTOR ASSETS AND LIABILITIES (Details) - BRL (R$) R$ in Millions	Dec. 31, 2019	Dec. 31, 2018
Financial assets of the concession
Current assets	R$ 1,080	R$ 1,071
Non-current assets	4,851	4,927
Assets Related To Infrastructure [Member]
Financial assets of the concession
Financial assets	5,049	4,917
Concession Financial Assets [member]
Financial assets of the concession
Financial assets	5,931	5,998
Energy Distribution Concession [Member] | Assets Related To Infrastructure [Member]
Financial assets of the concession
Financial assets	460	396
Transmission Receivable [Member] | Assets Related To Infrastructure [Member]
Financial assets of the concession
Financial assets	1,281	1,296
Generation Receivable [Member] | Assets Related To Infrastructure [Member]
Financial assets of the concession
Financial assets	816	816
Concession Grant Fee [Member] | Assets Related To Infrastructure [Member]
Financial assets of the concession
Financial assets	2,468	2,409
Cva and Other Financial Components In Tariff Adjustments [Member] | Assets Related To Infrastructure [Member]
Financial assets of the concession
Financial assets	882	R$ 1,081
Gas Distribution Concession [Member] | Assets Related To Infrastructure [Member]
Financial assets of the concession
Financial assets	R$ 24